UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-01612

The Prudential Variable Contract Account-2

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2008

Date of reporting period: 12/31/2008

Item 1 – Reports to Stockholders

Prudential

Long-Term Growth Account

Annual report to participants

December 31, 2008

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus for VCA-2. Investors should consider the contract and the Account’s investment objectives, risks, charges and expenses carefully before investing. This and other important information is contained in the prospectuses that can be obtained from your financial professional. You should read the prospectuses carefully before investing.

It is for the information of persons participating in The Prudential Variable Contract Account-2 (VCA-2, Long-Term Growth Account, or the Account). VCA-2 is a group annuity insurance product issued by The Prudential Insurance Company of America, 751 Broad Street, Newark, NJ 07102-3777, and is distributed by Prudential Investment Management Services LLC (PIMS), member SIPC, Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. Both are Prudential Financial companies.

All are Prudential Financial companies and each is solely responsible for its financial condition and contractual obligations.

Pru, Prudential, Prudential Financial, Rock Solid, “The Rock”, the Rock Logo and the Rock Prudential Logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

Annuity contracts contain exclusions, limitations, reductions of benefits, and terms for keeping them in force. Your plan sponsor or licensed financial professional can provide you with costs and complete details. Contract guarantees are based on the claims-paying ability of the issuing company.

A description of the Account’s proxy voting policies and procedures is available, without charge, upon request. Owners of variable annuity contracts should call 888-778-2888 to obtain descriptions of the Account’s proxy voting policies and procedures. The description is also available on the website of the Securities and Exchange Commission (the “Commission”) at www.sec.gov. Information regarding how the Account voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the website of the Commission, at www.sec.gov and at the Fund’s website.

The Account’s Statement of Additional Information contains additional information about the members of the Account’s Committee and is available without charge upon request by calling 888-778-2888.

The Account files with the Commission a complete listing of portfolio holdings as of its first and third quarter-end on Form N-Q. Form N-Q is available on the Commission’s website at www.sec.gov or by visiting the Commission’s Public Reference Room. For more information on the Commission’s Public Reference Room, please visit the Commission’s website or call 1-800-SEC-0330. Participants may obtain copies of Form N-Q filings by calling 888-778-2888.

The Prudential Long Term Growth Program	Annual Report	December 31, 2008

Table of Contents

■	LETTER TO PARTICIPANTS

■	MANAGEMENT REVIEW

■	PORTFOLIO COMPOSITION

■	FINANCIAL REPORTS

A1 Statement of Net Assets and Financial Statements

B1 Financial Highlights

C1 Notes to Financial Statements

D1 Report of Independent Registered Accounting Firm

E1 Management of VCA-2

The Prudential Long-Term Growth Program Letter to Participants	December 31, 2008

■	DEAR PARTICIPANT,

Our objective at Prudential is very simple – we strive to help our clients achieve and maintain financial success. Our Variable Contract Account-2 annual report details this commitment to you as we focus on ways to help you with your financial security. We hope you find it both informative and useful.

While 2008 presented unprecedented challenges to investors, it also proved that Prudential’s strategies around growing and protecting our clients’ wealth have never been more important.

Your financial professional is the best resource to help you understand how market changes affect your investments. Together, you can develop a diversified mix of investments that works best for you and review it periodically to ensure your financial objectives remain on target.

Thank you for selecting Prudential as one of your financial partners. We value your trust and appreciate the opportunity to help you reach your financial goals.

Sincerely,

Judy A. Rice

President,

Variable Contract Account-2	January 30, 2009

The Prudential Variable Contract Account-2 Subadvised by: Jennison Associates LLC	December 31, 2008

Investment Manager’s Report - As of December 31, 2008

Average Annual Total Return Percentages

	1-Year	5-Year	10-Year
Account (without sales charges)	-43.44%	-1.78%	-0.50%
Account (with sales charges)	-46.03	-2.34	-0.50
S&P 500 Index	-36.99	-2.19	-1.38

Account Inception: 7/1/1968.

Past performance does not guarantee future returns. The Account performance without sales charges is shown after the deduction of all expenses, including investment management and mortality and expense charges, but do not include the effect of any sales charge. The Account performance with sales charges is shown after the deduction of all expenses, including investment management and mortality and expenses charges, and in addition reflect the deduction of a front-end 2.5% sales charge and the impact of an annual account charge.

$10,000 INVESTED OVER 10 YEARS

For the year ended December 31, 2008, VCA-2 (the Portfolio) underperformed its benchmark, the S&P 500 Index (the Index).

The fiscal year ended December 31, 2008, was a difficult time for virtually all equity styles and sectors. Problems in the subprime mortgage market spread throughout the financial system, creating a full-blown liquidity/credit crisis that roiled global markets. Corporations across the globe offered cautious outlooks for 2009. Significant cost-savings plans were announced, including both workforce reductions and capital-expenditure cuts. Completing the worst year since 1937, stock markets fell along with corporate bond prices, reflecting the difficult outlook and expectations of reduced solvency.

Every sector in the Index posted double-digit declines, with losses most substantial in financials, materials, and information technology. Declines in the consumer staples sector were comparatively modest. Every sector in the Portfolio lost value. The telecommunications, materials, financials, and energy sectors had the greatest declines.

Energy positions were the principal reason for underperformance. While commodity prices for oil and natural gas have experienced a significant correction since reaching all time highs in July, Jennison keeps a long-term, bullish case for the sector due to supply/demand imbalances.

The Portfolio also trailed the Index in telecommunications, financials and consumer discretionary sectors. However, stock selection in industrials and healthcare and an underweight in industrials benefited relative return. Specifically, positions in materials and consumer staples posted strong double-digit returns.

Market attention is focused on the fiscal stimulus package that will likely be implemented by the new administration. The Manager expects an initiative that combines tax cuts, infrastructure spending, and government-benefit outlays. Monetary policy initiatives suggest that all efforts are being brought to bear on stabilizing conditions and stimulating future growth. Jennison expects that profits in the Index will fall in 2009, the second consecutive year.

As for growth, earnings forecasts for companies in the Portfolio reflect expectations of a challenging economic environment in 2009. Most of companies in the Portfolio generate significant free cash flow and face no refinancing hurdles in the currently prohibitive environment for corporate debt funding. Most also have strong competitive positions and appear to be managed well in response to slowing demand.

Jennison continues to seek companies believed to be attractively valued, have strong free cash flow, and strong balance sheets to enable them to survive the downturn (without outside sources of capital). As in past cycles, equity markets may rally in anticipation of recovery before economic statistics quantify a positive turn.

Prudential Investments LLC (PI), an indirect, wholly owned subsidiary of Prudential Financial, Inc., serves as the investment manager for the Account.

The S&P 500 Index is an unmanaged, market value-weighted index of 500 stocks generally representative of the broad stock market. Investors cannot invest directly in an index. For a complete list of holdings, refer to the Statement of Net Assets section of this report.

Prudential Variable Contract Account-2 (VCA-2) Presentation of Portfolio Holdings — (unaudited)	December 31, 2008

VCA-2
Five Largest Holdings (% of Net Assets)
CA Inc.	2.9%
Occidental Petroleum Corp.	2.7%
NRG Energy, Inc.(a)	2.5%
H & R Block, Inc.	2.5%
Waste Management, Inc.	2.3%

For a complete listing of holdings, refer to the Statement of Net Assets section of this report. Holdings reflect only long-term investments. Holdings/Issues/Industries/Sectors are subject to change.

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2008

LONG-TERM INVESTMENTS — 97.6%
COMMON STOCKS — 95.6%	Shares	Value (Note 2)
Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)(a)	224,600	$1,340,862

Biotechnology — 2.7%
Genentech, Inc.(a)	28,300	2,346,353
Gilead Sciences, Inc.(a)	67,900	3,472,406

		5,818,759

Capital Markets — 5.1%
Bank of New York Mellon Corp. (The)	106,570	3,019,128
Goldman Sachs Group, Inc. (The)	56,900	4,801,791
Morgan Stanley	203,700	3,267,348

		11,088,267

Commercial Services & Supplies — 2.3%
Waste Management, Inc.	152,600	5,057,164

Communications Equipment — 3.0%
QUALCOMM, Inc.	97,500	3,493,425
Research in Motion Ltd.(a)	75,800	3,075,964

		6,569,389

Computers & Peripherals — 0.9%
Apple, Inc.(a)	22,100	1,886,235

Consumer Finance — 1.4%
SLM Corp.(a)	346,400	3,082,960

Diversified Consumer Services — 3.9%
Career Education Corp.(a)	164,300	2,947,542
H & R Block, Inc.	239,700	5,445,984

		8,393,526

Energy Equipment & Services — 2.0%
Halliburton Co.	138,200	2,512,476
National Oilwell Varco, Inc.(a)	77,500	1,894,100

		4,406,576

Electric Utilities — 1.7%
Entergy Corp.	44,900	3,732,537

Food & Staples Retailing — 6.1%
CVS Caremark Corp.	155,700	4,474,818
Kroger Co. (The)	176,300	4,656,083
Wal-Mart Stores, Inc.	70,400	3,946,624

		13,077,525

Food Products — 6.0%
Cadbury PLC ADR (United Kingdom)	132,608	4,730,127
ConAgra Foods, Inc.	244,100	4,027,650
Tyson Foods, Inc. Cl. A	473,600	4,148,736

		12,906,513

Health Care Providers & Services — 4.9%
Aetna, Inc.	150,700	4,294,950
Omnicare, Inc.	147,100	4,083,496
UnitedHealth Group, Inc.	79,800	2,122,680

		10,501,126

COMMON STOCKS (continued)	Shares	Value (Note 2)
Household Products — 1.4%
Kimberly-Clark Corp.	55,400	$2,921,796

Independent Power Producers & Energy Traders — 2.5%
NRG Energy, Inc.(a)	235,600	5,496,548

Insurance — 4.7%
Allstate Corp. (The)	87,000	2,850,120
Berkshire Hathaway, Inc.(a)	729	2,343,006
Loews Corp.	121,500	3,432,375
XL Capital Ltd.	405,300	1,499,610

		10,125,111

Internet & Catalog Retail — 0.2%
HSN, Inc.(a)	51,160	371,933

Internet Software & Services — 4.0%
Google, Inc. Cl. A(a)	13,200	4,060,980
IAC/InterActiveCorp.(a)	292,800	4,605,744

		8,666,724

Media — 4.1%
Comcast Corp.	263,800	4,452,944
Liberty Global, Inc. Ser. C(a)	257,705	3,911,962
Sirius XM Radio, Inc.(a)	4,984,300	598,116

		8,963,022

Metals & Mining — 3.6%
Freeport-McMoRan Copper & Gold, Inc.	134,800	3,294,512
Kinross Gold Corp.	242,500	4,466,850

		7,761,362

Multi-Utilities — 2.3%
Sempra Energy	115,500	4,923,765

Office Electronics — 1.5%
Xerox Corp.	402,800	3,210,316

Oil, Gas & Consumable Fuels — 15.2%
Apache Corp.	39,600	2,951,388
Devon Energy Corp.	59,400	3,903,174
EOG Resources, Inc.	55,000	3,661,900
Hess Corp.	42,500	2,279,700
Occidental Petroleum Corp.	96,900	5,813,031
Petroleo Brasileiro SA ADR (Brazil)	126,500	3,097,985
Suncor Energy, Inc.	140,200	2,733,900
Williams Cos, Inc.	270,300	3,913,944
XTO Energy, Inc.	125,100	4,412,277

		32,767,299

Paper & Forest Products — 0.1%
Domtar Corp.(a)	147,300	245,991

Pharmaceuticals — 4.7%
Mylan, Inc.(a)	171,800	1,699,102
Schering-Plough Corp.	245,900	4,187,677
Wyeth	112,700	4,227,377

		10,114,156

SEE NOTES TO FINANCIAL STATEMENTS.

A1

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2008

COMMON STOCKS (continued)	Shares	Value (Note 2)
Semiconductors & Semiconductor Equipment — 1.2%
Marvell Technology Group Ltd.(a)	369,400	$2,463,898
Spansion, Inc.(a)	841,300	159,258

		2,623,156

Software — 5.8%
Adobe Systems Incorporated(a)	87,000	1,852,230
CA, Inc.	342,700	6,350,231
Symantec Corp.(a)	323,200	4,369,664

		12,572,125

Thrifts & Mortgage Finance — 1.0%
People’s United Financial, Inc.	119,060	2,122,840

Wireless Telecommunication Services — 2.7%
NII Holdings, Inc.(a)	228,800	4,159,584
Sprint Nextel Corp.	628,288	1,149,767
Virgin Mobile USA, Inc. (a)	505,500	424,620

		5,733,971

TOTAL COMMON STOCKS (Cost: $275,830,556)		206,481,554

PREFERRED STOCK — 1.3%
Consumer Finance — 0.5%
SLM Corp.(a) 7.25% due 12/15/10 Series C	2,220	1,022,033

Pharmaceuticals — 0.8%
Mylan, Inc.(a) 6.50% due 11/15/10 Series	2,570	1,693,707

TOTAL PREFERRED STOCKS (Cost: $2,535,131)		2,715,740

CORPORATE BOND — 0.7%
	Principal Amount (000)
Oil, Gas & Consumable Fuels — 0.7%
Trident Resources., Unsec’d Note, PIK, (Canada), Private Placement, 7.97125% due 8/12/12(b)(c) (Cost: $5,547,245; purchased 8/20/07)	CAD 5,547	1,601,195

WARRANT	Units	Value (Note 2)
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(a)(b)(c) (Cost: $0; purchased 8/20/07)	499,039	$—

TOTAL LONG-TERM INVESTMENTS (Cost: $283,912,932)		$210,798,489

SHORT-TERM INVESTMENTS — 2.2%
	Shares
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund- Taxable Money Market Series(e) (Cost: $4,701,019)	4,701,019	4,701,019

TOTAL INVESTMENTS(d) — 99.8% (Cost: $288,613,951)		$215,499,508

OTHER ASSETS, LESS LIABILITIES
Receivable for Securities Sold		$542,592
Dividends Receivable		331,476
Receivable for Pending Capital Transactions		18,095
Payable for Securities Purchased		(397,514)

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		494,649

NET ASSETS — 100%		$215,994,157

NET ASSETS, representing:
Equity of Participants — 8,806,628 Accumulation Units at an Accumulation Unit Value of $23.7267		$208,952,591
Equity of Annuitants		6,752,301
Equity of The Prudential Insurance Company of America		289,265

		$215,994,157

(a)	Non-income producing security.

(b)	Indicates an illiquid security.

(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $5,547,245. The aggregate value of $1,601,195 is approximately 0.7% of net assets.

(d)	As of December 31, 2008, two securities valued at $1,601,195 and representing 0.7% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.

(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.

ADR	American Depository Receipt
CAD	Canadian Dollar
PIK	Payment in Kind

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEE NOTES TO FINANCIAL STATEMENTS.

A2

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF NET ASSETS

December 31, 2008

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$213,898,313	$—
Level 2—Other Significant Observable Inputs	—
Level 3—Significant Unobservable Inputs	1,601,195	—

Total	$215,499,508	$—

*	Other financial instruments are derivative instruments not reflected in the Statement of Net Assets, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$5,397,817
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,796,622)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 12/31/08	$1,601,195

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of December 31, 2008 were as follows:

Oil, Gas & Consumable Fuels	15.9%
Food & Staples Retailing	6.1
Food Products	6.0
Software	5.8
Pharmaceuticals	5.5
Capital Markets	5.1
Health Care Providers & Services	4.9
Insurance	4.7
Media	4.1
Internet Software & Services	4.0
Diversified Consumer Services	3.9
Metals & Mining	3.6
Communications Equipment	3.0
Biotechnology	2.7
Wireless Telecommunication Services	2.7
Independent Power Producers & Energy Traders	2.5
Commercial Services & Supplies	2.3
Multi-Utilities	2.3
Affiliated Money Market Mutual Fund	2.2
Energy Equipment & Services	2.0
Consumer Finance	1.9
Electric Utilities	1.7
Office Electronics	1.5
Household Products	1.4
Semiconductors & Semiconductor Equipment	1.2
Thrifts & Mortgage Finance	1.0
Computers and Peripherals	0.9
Auto Components	0.6
Internet & Catalog Retail	0.2
Paper & Forest Products	0.1

99.8
Other Assets in Excess of Liabilities	0.2

100.0%

SEE NOTES TO FINANCIAL STATEMENTS.

A3

FINANCIAL STATEMENTS OF VCA-2

STATEMENT OF OPERATIONS

Year Ended December 31, 2008

INVESTMENT INCOME
Unaffiliated Dividend Income (net of $21,778 foreign withholding tax)	$5,385,499
Unaffiliated Interest Income	552,776
Affiliated Dividend Income	119,814
Total Income	6,058,089
EXPENSES
Fees Charged to Participants and Annuitants for Investment Management Services	(428,344)
Fees Charged to Participants (other than Annuitants) for Assuming Mortality and Expense Risks	(1,252,037)
Total Expenses	(1,680,381)
NET INVESTMENT INCOME	4,377,708
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net Realized Loss on Investment Transactions	(57,237,612)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(125,523,577)
NET LOSS ON INVESTMENTS	(182,761,189)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(178,383,481)

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2008	2007
OPERATIONS
Net Investment Income	$4,377,708	$5,143,308
Net Realized Gain (Loss) on Investment Transactions	(57,237,612)	73,748,908
Net Change In Unrealized Appreciation (Depreciation) on Investments	(125,523,577)	(50,520,246)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(178,383,481)	28,371,970
CAPITAL TRANSACTIONS
Purchase Payments and Transfers In	14,459,084	16,454,106
Withdrawals and Transfers Out	(62,375,786)	(51,776,485)
Annual Administration Charges Deducted from Participants’ Accumulation Accounts	(7,746)	(8,249)
Mortality and Expense Risk Charges Deducted from Annuitants’ Accounts	(32,995)	(46,032)
Variable Annuity Payments	(1,700,293)	(2,161,151)
NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	(49,657,736)	(37,537,811)
NET DECREASE IN NET ASSETS RESULTING FROM SURPLUS TRANSFERS	(94,412)	(2,564,511)
TOTAL DECREASE IN NET ASSETS	(228,135,629)	(11,730,352)
NET ASSETS
Beginning of year	444,129,786	455,860,138
End of year	$215,994,157	$444,129,786

A4

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS FOR VCA-2

INCOME AND CAPITAL CHANGES PER ACCUMULATION UNIT*

(For an Accumulation Unit outstanding throughout the year)

	Year Ended December 31,
	2008	2007	2006	2005	2004
Investment Income	$.6104	$.6673	$.5815	$.4098	$.4502
Expenses
Investment management fee	(.0435)	(.0526)	(.0453)	(.0380)	(.0331)
Assuming mortality and expense risks	(.1305)	(.1576)	(.1357)	(.1140)	(.0991)
Net Investment Income	.4364	.4571	.4005	.2578	.3180
Capital Changes
Net realized gain (loss) on investment transactions	(5.9689)	6.6673	5.8433	3.1463	1.5269
Net change in unrealized appreciation (depreciation) of investments	(12.6906)	(4.6697)	(1.0553)	2.3659	.7360
Net Increase in Accumulation Unit Value	(18.2231)	2.4547	5.1885	5.7700	2.5809
Accumulation Unit Value
Beginning of year	41.9498	39.4951	34.3066	28.5366	25.9557
End of year	$23.7267	$41.9498	$39.4951	$34.3066	$28.5366
Total Return**	(43.44)%	6.22%	15.12%	20.22%	9.94%
Ratio of Expenses To Average Net Assets***	.50%	.50%	.50%	.50%	.50%
Ratio of Net Investment Income To Average Net Assets***	1.24%	1.09%	1.10%	.84%	1.20%
Portfolio Turnover Rate	81%	63%	55%	51%	62%
Number of Accumulation Units Outstanding For Participants at end of year (000 omitted)	8,807	10,240	11,081	12,012	12,923

*	Calculated by accumulating the actual per unit amounts daily.
**	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported. Total returns may reflect adjustments to conform to generally accepted accounting principles.
***	These calculations exclude PICA’s equity in VCA-2.

The above table does not reflect the annual administration charge, which does not affect the Accumulation Unit Value. This charge is made by reducing Participants’ Accumulation Accounts by a number of Accumulation Units equal in value to the charge.

B1

SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE FINANCIAL STATEMENTS OF

VCA-2

Note 1:	General

The Prudential Variable Contract Account-2 (VCA-2 or the Account) was established on January 9, 1968 by The Prudential Insurance Company of America (“PICA”) under the laws of the State of New Jersey and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. VCA-2 has been designed for use by public school systems and certain tax-exempt organizations to provide for the purchase and payment of tax-deferred variable annuities. The investment objective of the Account is long-term growth of capital. Its investments are composed primarily of common stocks. Although variable annuity payments differ according to the investment performance of the Account, they are not affected by mortality or expense experience because PICA assumes the expense risk and the mortality risk under the contracts.

Note 2:	Summary of Significant Accounting Policies

Securities Valuation:    Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term investments which mature in more than 60 days are valued based on current market quotations. Short-term investments having maturities of 60 days or less of sufficient credit quality are valued at amortized cost which approximates market value. Amortized cost is computed using the cost on the date of purchase, adjusted for constant accretion of discount or amortization of premium to maturity.

Securities Transactions and Net Investment Income:    Securities transactions are recorded on the trade date. Realized and unrealized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premiums and accretion of discount on debt securities, as required is recorded on the accrual basis. Income and realized and unrealized gains and losses are allocated to the Participants and PICA on a daily basis in proportion to their respective ownership in VCA-2.

Estimates:    The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

C1

Federal Income Taxes:    The operations of VCA-2 are part of, and are taxed with, the operations of PICA. Under the current provisions of the Internal Revenue Code, PICA does not expect to incur federal income taxes on earnings of VCA-2 to the extent the earnings are credited under the Contracts. As a result, the Unit Value of VCA-2 has not been reduced by federal income taxes.

Annuity Reserves:    Reserves are computed for purchased annuities using the Prudential 1950 Group Annuity Valuation (GAV) Table, adjusted, and a valuation interest rate related to the Assumed Investment Result (AIR). The valuation interest rate is equal to the AIR less .5% in contract charges defined in Note 3. The AIRs are selected by each Contract-holder and are described in the prospectus.

Note 3:	Investment Management Agreement and Charges

The Account has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with management of the Account. PI pays for the services of Jennison.

A daily charge, at an effective annual rate of 0.125% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2, is charged to the Account and paid to PI for investment management services. An equivalent charge is deducted monthly in determining the amount of Annuitants’ payments.

A daily charge, paid to PI for assuming mortality and expense risks, is calculated at an effective annual rate of 0.375% of the current value of the Participant’s (other than Annuitants’ and PICA’s) equity in VCA-2. A one-time equivalent charge is deducted when the Annuity Units for Annuitants are determined.

PICA, PI and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

An annual administration charge of not more than $30 annually is deducted from the accumulation account of certain Participants either at the time of withdrawal of the value of the entire Participant’s account or at the end of the fiscal year by canceling Accumulation Units. This deduction may be made from a fixed-dollar annuity contract if the Participant is enrolled under such a contract.

A charge of 2.5% for sales and other marketing expenses is deducted from certain Participant’s purchase payments. For the year ended December 31, 2008, PICA has advised the Account it has not received any sales charges.

Note 4:	Purchases and Sales of Portfolio Securities

For the year ended December 31, 2008, the aggregate cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $281,151,757 and $380,924,713, respectively.

Investment in the Core Fund:    The Account invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended December 31, 2008, the Account earned $119,814, by investing its excess cash in the Series.

Note 5:	Unit Transactions

The number of Accumulation Units issued and redeemed for the years ended December 31, 2008 and December 31, 2007, respectively, are as follows:

	Year Ended December 31,
	2008	2007
Units issued	5,255,744	394,436
Units redeemed	(6,688,892)	(1,236,072)
Net decrease	(1,433,148)	(841,636)

C2

Note 6:	Net Increase (Decrease) In Net Assets Resulting From Surplus Transfers

The increase (decrease) in net assets resulting from surplus transfers represents the net increases to/(reductions from) PICA’s investment Account. The increase (decrease) includes reserve adjustments for mortality and expense risks assumed by PICA.

Note 7:	Participant Loans

Participant loan initiations are not permitted in VCA-2. However, participants who initiated loans in other accounts are permitted to direct loan repayments into VCA-2.

For the years ended December 31, 2008 and December 31, 2007, $1,982 and $975 of participant loan principal and interest has been paid to VCA-2, respectively. The participant loan principal and interest repayments are included in purchase payments and transfers in within the Statement of Changes in Net Assets.

Note 8:	New Accounting Pronouncements

In March 2008, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

C3

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Committee and Participants of

The Prudential Variable Contract Account-2:

We have audited the accompanying statement of net assets of The Prudential Variable Contract Account-2 (the “Account”) as of December 31, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 26, 2009

D1

MANAGEMENT OF VCA 2 (Unaudited)

VCA 2 is managed by The Prudential Variable Contract Account 2 Committee (the VCA 2 Committee). The members of the VCA 2 Committee are elected by the persons having voting rights in respect of the VCA 2 Account. The affairs of the VCA 2 Account are conducted in accordance with the Rules and Regulations of the Account.

Information pertaining to the Committee Members of VCA 2 (hereafter referred to as “Board Members”) is set forth below. Board Members who are not deemed to be “interested persons” of VCA 2 as defined in the 1940 Act, as amended (the Investment Company Act) are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” of VCA 2 are referred to as “Interested Board Members.” “Fund Complex” consists of VCA 2 and any other investment companies managed by PI. Information pertaining to the Officers of VCA 2 is also set forth below.

Independent Board Members (1)
Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (56) Board Member Portfolios Overseen: 62	Managing Director (since April 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008)
Linda W. Bynoe (56) Board Member Portfolios Overseen: 62	President and Chief Executive Officer (since March 1995) of Telemat Ltd. (management consulting); formerly Vice President at Morgan Stanley Co. (broker-dealer).	Director of Simon Property Group, Inc. (real estate investment trust) (since May 2003); Director of Anixter International (communication products distributor) (since January 2006); Director of Northern Trust Corporation (banking) (since April 2006).
David E.A. Carson (74) Board Member Portfolios Overseen: 62	Director (since May 2008) of Liberty Bank; Director (since October 2007) of ICI Mutual Insurance Company; formerly President, Chairman and Chief Executive Officer of People's Bank (1987 – 2000).	None.
Michael S. Hyland, CFA (63) Board Member Portfolios Overseen: 62	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns Co., Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).	None.
Robert E. La Blanc (74) Board Member Portfolios Overseen: 62	President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications).	Director of CA, Inc. (since 2002) (software company); FiberNet Telecom Group, Inc. (since 2003) (telecom company).
Douglas H. McCorkindale (69) Board Member Portfolios Overseen: 62	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).
Stephen P. Munn (66) Board Member Portfolios Overseen: 62	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	None.
Richard A. Redeker (65) Board Member Portfolios Overseen: 62	Retired Mutual Fund Executive (36 years); Management Consultant; Director of Penn Tank Lines, Inc. (since 1999).	None.
Robin B. Smith (69) Board Member & Independent Chair Portfolios Overseen: 62	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).
Stephen G. Stoneburn (65) Board Member Portfolios Overseen: 62	President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995- June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc. (1975-1989).	None.

E1

Interested Board Members (1)
Judy A. Rice (61) Board Member & President Portfolios Overseen: 62	President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (May 2003- June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.	None.
Robert F. Gunia (62) Board Member & Vice President Portfolios Overseen: 146	Chief Administrative Officer (since September 1999) and Executive Vice President (since December 1996) of Prudential Investments LLC; President (since April 1999) of Prudential Investment Management Services LLC; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; Chief Administrative Officer, Executive Vice President and Director (since May 2003) of AST Investment Services, Inc.	Director (since May 1989) of The Asia Pacific Fund, Inc. and Vice President (since January 2007) of The Greater China Fund, Inc.

1 The year that each Board Member joined the Board is as follows: Kevin J. Bannon, 2008; Linda W. Bynoe, 2008; David E.A. Carson, 2004; Michael S. Hyland, 2008; Robert E. La Blanc, 2008; Douglas H. McCorkindale, 2008; Stephen P. Munn, 2008; Richard A. Redeker, 2008; Robin B. Smith, 2008; Stephen G. Stoneburn, 2008; Judy A. Rice, Director since 2008 and President since 2003; Robert F. Gunia, Director since 2008 and Vice President since 2003

E2

Fund Officers (a)(1)
Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (56) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.
Deborah A. Docs (51) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Jonathan D. Shain (50) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.
Claudia DiGiacomo (34) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1999-2004).
John P. Schwartz (37) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin LLP (1997-2005).
Andrew R. French (46) Assistant Secretary	Director and Corporate Counsel (since May 2006) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).
Timothy J. Knierim (50) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (PIM) (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).
Valerie M. Simpson (50) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.
Theresa C. Thompson (46) Deputy Chief Compliance Officer	Vice President, Mutual Fund Compliance, PI (since April 2004); and Director, Compliance, PI (2001 - 2004).
Noreen M. Fierro (44) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.
Grace C. Torres (49) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.
M. Sadiq Peshimam (45) Assistant Treasurer	Vice President (since 2005) and Director (2000-2005) within Prudential Mutual Fund Administration.
Peter Parrella (50) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a) Excludes interested Board Members who also serve as President or Vice President.

1 The year in which each individual became an Officer of the Fund is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2008; Valerie M. Simpson, 2008; Theresa C. Thompson, 2008; Noreen M. Fierro, 2006; Grace C. Torres, 1997; Peter Parrella, 2007; M. Sadiq Peshimam, 2006.

Explanatory Notes to Tables:

■	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

■	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

■

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

■

“Other Directorships Held” includes only directorships of companies required to register or file reports with the Commission under the Securities Exchange Act of 1934, as amended (the Exchange Act) (that is, “public companies”) or other investment companies registered under the 1940 Act.

■

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the JennisonDryden Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts, The Target Funds, The Prudential Series Fund, The High Yield Income Fund, Inc., The High Yield Plus Fund, Inc., Nicholas-Applegate Fund, Inc., Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

E3

The toll-free number shown below can be used to make transfers and reallocations, review how your premiums are being allocated, and receive current investment option values in your contract. Unit values for each investment option are available to all participants from the toll-free number. The phone lines are open each business day during the hours shown below. Please be sure to have your contract number available when you call.

800-458-6333

The Prudential Insurance Company of America

751 Broad Street

Newark NJ 07102-3777

Presorted

Standard

U.S. Postage

PAID

Prudential

In the past, participants who held several variable contracts at the same address received multiple copies of annual and semiannual reports. In an effort to lessen waste and reduce expenses of postage and printing, we will attempt to mail only one copy of this report based on our current records for participants with the same last name and same address. No action on your part is necessary. Upon request, we will furnish you with additional reports. The toll-free number listed on the inside back cover should be used to request additional copies. Proxy material and tax information will continue to be sent for each account of record.

Prudential Retirement, Prudential Financial, PRU, Prudential and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ and its affiliates.

IFS-A114818        LT.RS.001        Ed. 02/2009

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David E. A. Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended December 31, 2008 and December 31, 2007, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $18,370 and $17,481, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

None.

(c) Tax Fees

None.

(d)	All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits

➢	Seed audits (related to new product filings, as required)
➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations
➢	Fund merger support services
➢	Agreed Upon Procedure Reports
➢	Attestation Reports
➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:
¡ Federal, state and local income tax compliance; and,
¡ Sales and use tax compliance
➢	Timely RIC qualification reviews
➢	Tax distribution analysis and planning
➢	Tax authority examination services
➢	Tax appeals support services
➢	Accounting methods studies
➢	Fund merger support services
➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund
➢	Financial information systems design and implementation
➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
➢	Actuarial services
➢	Internal audit outsourcing services
➢	Management functions or human resources
➢	Broker or dealer, investment adviser, or investment banking services
➢	Legal services and expert services unrelated to the audit
➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

Not applicable.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2008 and 2007. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2008 and 2007 was $0 and $57,200, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Prudential Variable Account Contract-2

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	February 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	February 20, 2009

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	February 20, 2009

* Print the name and title of each signing officer under his or her signature.